Share-Based Compensation - Summary of Assumptions Used to Value the Share Options Granted to Employees (Detail) - May 25, 2018	CNY (¥)	$ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	2.93%
Volatility	38.70%
Expected exercise multiple	2.80
Dividend yield
Expected life	10 years
Exercise price | $ / shares		$ 1.80
Fair value of ordinary shares | ¥	¥ 37.82